Document And Entity Information	Sep. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2025
Entity Registrant Name	Neogen Corporation
Entity Central Index Key	0000711377
Entity Emerging Growth Company	false
Entity File Number	0-17988
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-2367843
Entity Address, Address Line One	620 Lesher Place
Entity Address, City or Town	Lansing
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48912
City Area Code	(517)
Local Phone Number	372-9200
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.16 par value per share
Trading Symbol	NEOG
Security Exchange Name	NASDAQ